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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number  811-05083
                                   -----------

                        Van Eck Worldwide Insurance Trust
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                  99 Park Ave. New York, NY                     10016
          -------------------------------------------------------------
          (Address of principal executive offices)           (Zip code)


          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-687-5200
                                                   --------------

Date of fiscal year end: 12/31
                         ------

Date of reporting period: 9/30/04
                         ---------

ITEM 1. SCHEDULE OF INVESTMENTS

WORLDWIDE ABSOLUTE RETURN FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

                                           NO. OF
                                           SHARES/
                                          PRINCIPAL
SECTOR                                      AMOUNT        SECURITIES (a)                                         VALUE
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
BASIC MATERIALS: 5.9%
                                                225 Crane Co.                                              $      6,507
                                              2,034 Dow Chemical Co.                                             91,896
                                              1,066 Georgia Pacific Corp.                                        38,323
                                                177 International Paper Co.                                       7,153
                                              1,638 Louisiana Pacific Corp.                                      42,506
                                                610 Meadwestvaco Corp.                                           19,459
                                              1,625 Pactiv Corp. +                                               37,781
                                                524 Parker-Hannifin Corp.                                        30,843
                                                126 Phelps Dodge Corp.                                           11,596
                                              1,088 Plum Creek Timber Co., Inc.                                  38,113
                                                                                                           ------------
                                                                                                                324,177
                                                                                                           ------------

CAPITAL GOODS:  2.4%
                                                364 Caterpillar, Inc.                                            29,284
                                                454 Centex Corp.                                                 22,909
                                                 91 Deere & Co.                                                   5,874
                                                631 Eaton Corp.                                                  40,012
                                                216 Lexmark International, Inc. (Class A) +                      18,146
                                                229 Northrop Grumman Corp.                                       12,213
                                                192 Texas Instruments, Inc.                                       4,086
                                                                                                           ------------
                                                                                                                132,524
                                                                                                           ------------

CONGLOMERATES: 0.9%
                                                266 Fortune Brands, Inc.                                         19,708
                                                573 Raytheon Co.                                                 21,763
                                                212 Tyco International Ltd.                                       6,500
                                                                                                           ------------
                                                                                                                 47,971
                                                                                                           ------------

CONSUMER CYCLICAL: 1.9%
                                              1,122 Ford Motor Co.                                               15,764
                                                649 Genuine Parts Co.                                            24,909
                                              2,532 Goodyear Tire & Rubber Co.                                   27,194
                                                244 Johnson Controls                                             13,862
                                                194 Maytag Corp.                                                  3,564
                                                328 Navistar International Corp. +                               12,198
                                                173 Reebok International Ltd.                                     6,353
                                                                                                           ------------
                                                                                                                103,844
                                                                                                           ------------

CONSUMER NON-CYCLICAL: 4.7%
                                                587 Altria Group, Inc.                                           27,612
                                              4,777 Archer-Daniels-Midland Co.                                   81,113
                                              1,296 Deluxe Corp.                                                 53,162
                                                453 McKesson Corp.                                               11,619
                                              1,886 Sara Lee Corp.                                               43,114
                                                978 UST, Inc.                                                    39,374
                                                                                                           ------------
                                                                                                                255,994
                                                                                                           ------------

ENERGY: 5.8%
                                                884 Baker Hughes, Inc.                                           38,648
                                                691 BJ Services Co.                                              36,215
                                                384 Chevron Texaco Corp.                                         20,598
                                                350 ConocoPhillips                                               28,998
                                                201 Exxon Mobil Corp.                                             9,714
                                                574 Noble Corp. +                                                25,801
                                                192 Occidental Petroleum Corp.                                   10,739
                                                577 PPG Industries, Inc.                                         35,359
                                                894 Sunoco, Inc.                                                 66,138
                                                568 Valero Energy Corp.                                          45,559
                                                                                                           ------------
                                                                                                                317,769
                                                                                                           ------------

FINANCE: 5.7%
                                              2,017 Ace, Ltd.                                                    80,801
                                                 50 Aetna, Inc.                                                   4,997
                                                238 Bank of America Corp.                                        10,313
                                                390 Countrywide Financial Corp.                                  15,362
                                              1,324 Federated Investors, Inc. (Class B)                          37,655
                                              1,000 First Horizon National  Corp.                                43,360
                                                827 Humana, Inc. +                                               16,523
                                                336 Jefferson-Pilot Corp.                                        16,686
                                                211 MGIC Investment Corp.                                        14,042
                                                234 National City Co.                                             9,037
                                                 71 PNC Financial Corp.                                           3,841
                                              1,550 U.S. Bancorp                                                 44,795
                                                213 XL Capital Ltd. (Class A)                                    15,760
                                                                                                           ------------
                                                                                                                313,172
                                                                                                           ------------

WORLDWIDE ABSOLUTE RETURN FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

                                           NO. OF
                                           SHARES/
                                          PRINCIPAL
SECTOR                                      AMOUNT        SECURITIES (a)                                         VALUE
-----------------------------------------------------------------------------------------------------------------------
HEALTHCARE: 3.2%
                                                854 Amerisource-Bergen Corp.                                     45,868
                                                388 Becton Dickinson & Co.                                       20,060
                                                122 C.R. Bard, Inc.+                                              6,909
                                                649 Cardinal Health, Inc.                                        28,407
                                              1,320 Forest Laboratories, Inc. +                                  59,374
                                                 80 Johnson & Johnson                                             4,506
                                                241 Merck & Co., Inc.                                             7,953
                                                                                                           ------------
                                                                                                                173,077
                                                                                                           ------------

SERVICES: 11.7%
                                              1,907 Allied Waste Industries, Inc. +                              16,877
                                                164 Autodesk, Inc.                                                7,975
                                                375 Autonation, Inc. +                                            6,405
                                              1,114 Autozone, Inc.+                                              86,057
                                              1,329 Cendant Corp.                                                28,706
                                                848 Darden Restaurants, Inc.                                     19,775
                                              2,000 Equifax, Inc.                                                52,720
                                                864 Federated Department Stores, Inc. +                          39,252
                                              1,871 H&R Block, Inc.                                              92,465
                                                585 Hilton Hotels Corp.                                          11,021
                                                278 Home Depot, Inc.                                             10,898
                                                758 Kroger Co.+                                                  11,764
                                                115 May Department Stores Co.                                     2,947
                                                299 Meredith Corp.                                               15,363
                                              1,245 Nextel Communications, Inc. (Class A) +                      29,681
                                                738 Office Depot, Inc. +                                         11,092
                                              1,652 SBC Communications, Inc.                                     42,869
                                                563 Sears, Roebuck and Co.                                       22,436
                                                558 Sherwin-Williams Co.                                         24,530
                                              1,044 Supervalu, Inc.                                              28,762
                                              3,393 Walt Disney Co.                                              76,512
                                                948 Winn-Dixie Stores, Inc.                                       2,929
                                                                                                           ------------
                                                                                                                641,036
                                                                                                           ------------

TECHNOLOGY: 8.1%
                                                 83 Adobe Systems, Inc.                                           4,106
                                              1,574 Advanced Micro Devices, Inc.                                 20,462
                                              1,101 Affiliated Computer Services, Inc. (Class A) +               61,293
                                                534 Applera Corp.                                                10,077
                                                738 Avaya, Inc.+                                                 10,288
                                                159 Centurytel, Inc.                                              5,444
                                                388 Cisco Systems, Inc.+                                          7,023
                                                104 Citrix Systems, Inc.+                                         1,822
                                                486 Convergys Corp.+                                              6,527
                                                570 Dell Inc.+                                                   20,292
                                                199 Electronic Arts, Inc.+                                        9,152
                                                809 IMS Health, Inc.                                             19,351
                                                448 Intel Corp.                                                   8,987
                                                465 Intuit, Inc. +                                               21,111
                                              3,504 Lucent Technologies, Inc.+                                   11,108
                                              4,165 Micron Technology, Inc.                                      50,105
                                                552 Millipore Corp. +                                            26,413
                                              2,802 Motorola, Inc.                                               50,548
                                              2,034 National Semiconductor Corp. +                               31,507
                                              1,918 Sanmina-SCI Corp. +                                          13,522
                                                463 Solectron Corp. +                                             2,292
                                                517 Sungard Data Systems, Inc.+                                  12,289
                                                247 Symantec Corp. +                                             13,555
                                              2,139 Unisys Corp. +                                               22,074
                                                505 Xerox Corp. +                                                 7,110
                                                                                                           ------------
                                                                                                                446,458
                                                                                                           ------------

WORLDWIDE ABSOLUTE RETURN FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

                                           NO. OF
                                           SHARES/
                                          PRINCIPAL
SECTOR                                      AMOUNT        SECURITIES (a)                                         VALUE
-----------------------------------------------------------------------------------------------------------------------
TRANSPORTATION: 1.1%
                                              1,837 Norfolk Southern Corp.                                       54,632
                                                286 Southwest Airlines, Inc.                                      3,895
                                                                                                           ------------
                                                                                                                 58,527
                                                                                                           ------------

UTILITIES: 3.3%
                                              1,923 CMS Energy Corp.+                                            18,307
                                              1,320 Edison International                                         34,993
                                                225 Nisource, Inc.                                                4,727
                                              2,400 Soutern Co.                                                  71,952
                                              1,009 TXU Corp.                                                    48,351
                                                                                                           ------------
                                                                                                                178,330
                                                                                                           ------------

TOTAL COMMON STOCKS: 54.6%
(Cost: $ 2,859,250)                                                                                           2,992,879
                                                                                                           ------------

CONVERTIBLE PREFERRED STOCKS

FINANCE: 3.3%
                                              1,800 McKesson Financing Trust +                                   87,975
                                              1,900 Sovereign Capital Trust +                                    92,388
                                                                                                           ------------
TOTAL CONVERTIBLE PREFERRED STOCKS: 3.3%
(Cost: $ 185,002)                                                                                               180,363
                                                                                                           ------------

PREFERRED STOCK: 1.6%

FINANCE
(Cost: $ 82,600)                              1,500 Reinsurance Group of America, Inc.                           88,875
                                                                                                           ------------

CONVERTIBLE NOTES

BASIC MATERIALS: 3.7%
                                            100,000 Quanex Corp. 2.50% 5/15/34 (144A)                           112,250
                                             90,000 Sealed Air Corp. 3.00% 6/30/33 (144A)                        90,338
                                                                                                           ------------
                                                                                                                202,588
                                                                                                           ------------

CAPITAL GOODS: 2.0%
                                            100,000 Regal Beloit Corp. 2.75% 3/15/24 (144A)                     113,125
                                                                                                           ------------

CONSUMER CYCLICAL: 5.4%
                                            100,000 American Axle & Manufacturing, Inc.  2.00% 2/15/24
                                                      (144A)                                                     90,250
                                            100,000 Kellwood Co. 3.50% 6/15/34 (144A)                           102,750
                                            100,000 Titan International, Inc. 5.25% 7/26/09 (144A)              102,125
                                                                                                           ------------
                                                                                                                295,125
                                                                                                           ------------

ENERGY: 3.7%
                                             90,000 Halliburton Co. 3.125% 7/15/23                              102,938
                                             90,000 Pride International, Inc. 3.25% 5/01/33 (144A)               98,438
                                                                                                           ------------
                                                                                                                201,376
                                                                                                           ------------

FINANCE: 7.0%
                                             90,000 Bankunited Capital Trust 3.125% 3/01/34 (144A)               91,125
                                            100,000 Ohio Casualty Corp. 5.00% 3/19/22                           106,625
                                             80,000 ProAssurance Corp. 3.90% 6/30/23 (144A)                      88,800
                                             95,000 Radian Group, Inc. 2.25% 1/01/22                             95,713
                                                                                                           ------------
                                                                                                                382,263
                                                                                                           ------------

HEALTHCARE: 1.6%
                                            100,000 Invitrogen Corp. 1.50% 2/15/24                               88,875
                                                                                                           ------------

SERVICES: 3.6%
                                            100,000 Best Buy Co. 2.25% 1/15/22                                  106,875
                                             90,000 Walt Disney Co., 2.125% 4/15/23                              92,813
                                                                                                           ------------
                                                                                                                199,688
                                                                                                           ------------

TECHNOLOGY: 2.2%
                                            125,000 Bell Microproducts, Inc. 3.75% 3/05/24                      121,245
                                                                                                           ------------

WORLDWIDE ABSOLUTE RETURN FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

                                           NO. OF
                                           SHARES/
                                          PRINCIPAL
SECTOR                                      AMOUNT        SECURITIES (a)                                         VALUE
-----------------------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE NOTES: 29.3%
(Cost $ 1,576,224)                                                                                             1,604,285
                                                                                                            ------------

TOTAL INVESTMENTS: 88.8%
(Cost $ 4,703,076)(b)(c)                                                                                       4,866,402
OTHER ASSETS LESS LIABILITIES: 11.2%                                                                             616,689
                                                                                                            ------------

NET ASSETS 100%                                                                                              $ 5,483,091
                                                                                                             ===========
SECURITIES SOLD SHORT

BASIC MATERIALS: (6.2)%
                                               (685) Allegheny Technologies, Inc.                                (12,501)
                                               (903) Avery Dennison Co.                                          (59,399)
                                                (65) Bemis Co.                                                    (1,728)
                                               (143) Great Lakes Chemical Corp.                                   (3,661)
                                             (1,999) Monsanto Co.                                                (72,804)
                                               (670) Newmont Mining Corp.                                        (30,505)
                                               (441) Nucor Corp.                                                 (40,294)
                                             (1,000) Quanex Corp.                                                (51,280)
                                             (1,447) Sealed Air Corp.+                                           (67,068)
                                                                                                            ------------
                                                                                                                (339,240)
                                                                                                            ------------

CAPITAL GOODS: (3.1)%
                                               (514) Ashland, Inc.                                               (28,825)
                                             (1,341) Boeing Co.                                                  (69,222)
                                             (2,700) Regal Beloit Corp.                                          (65,313)
                                               (176) Vulcan Materials Co.                                         (8,967)
                                                                                                            ------------
                                                                                                                (172,327)
                                                                                                            ------------

CONGLOMERATE: (1.7)%
                                               (465) General Electric Co.                                        (15,615)
                                               (215) Textron, Inc.                                               (13,818)
                                               (702) United Technologies Corp.                                   (65,553)
                                                                                                            ------------
                                                                                                                 (94,986)
                                                                                                            ------------

CONSUMER CYCLICAL: (3.6)%
                                               (700) American Axle & Manufacturing, Inc. +                       (20,482)
                                               (809) Cooper Tire & Rubber Co.                                    (16,318)
                                               (554) General Motors Corp.                                        (23,534)
                                               (900) Kellwood Co.                                                (32,805)
                                             (2,029) Leggett & Platt, Inc.                                       (57,015)
                                                (78) Nike, Inc.                                                   (6,146)
                                             (4,000) Titan International, Inc.                                   (38,400)
                                                                                                            ------------
                                                                                                                (194,700)
                                                                                                            ------------

CONSUMER NON-CYCLICAL: (4.3)%
                                                (60) Brown Forman Distillers Corp.                                (2,748)
                                               (199) Conagra, Inc.                                                (5,116)
                                               (128) Coors Co., (Adolph)                                          (8,694)
                                             (1,375) Ecolab, Inc.                                                (43,230)
                                             (1,699) General Mills, Inc.                                         (76,285)
                                               (632) Newell Rubbermaid, Inc.                                     (12,665)
                                               (327) Proctor & Gamble Co.                                        (17,697)
                                               (706) Reynolds American, Inc.                                     (48,036)
                                               (353) Wrigley (WM) Jr. Co.                                        (22,348)
                                                                                                            ------------
                                                                                                                (236,819)
                                                                                                            ------------

ENERGY: (4.1)%
                                             (1,019) Devon Energy Corp.                                          (72,359)
                                               (153) EOG Resources, Inc.                                         (10,075)
                                             (1,100) Halliburton, Co.                                            (37,059)
                                             (1,500) Pride International, Inc.+                                  (29,685)
                                             (2,222) Rowan Companies, Inc. +                                     (58,661)
                                                (25) Schlumberger Ltd.                                            (1,683)
                                               (402) Transocean, Inc. +                                          (14,384)
                                                                                                            ------------
                                                                                                                (223,906)
                                                                                                            ------------

WORLDWIDE ABSOLUTE RETURN FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

                                           NO. OF
                                           SHARES/
                                          PRINCIPAL
SECTOR                                      AMOUNT        SECURITIES (a)                                         VALUE
-----------------------------------------------------------------------------------------------------------------------
FINANCE: (11.7)%
                                             (1,193) Ambac Financial Group Ltd.                                  (95,380)
                                               (545) American International Group, Inc.                          (37,055)
                                               (337) Anthem, Inc.  +                                             (29,403)
                                             (1,300) BankUnited Financial Corp.                                  (37,895)
                                             (1,801) Charles Schwab Co.                                          (16,551)
                                               (155) Cincinnati Financial Corp.                                   (6,389)
                                               (222) Federal National Mortgage Association                       (14,075)
                                               (939) Fifth Third Bancorp                                         (46,218)
                                             (3,456) Janus Capital Group                                         (47,036)
                                             (1,009) Loews Corp.                                                 (59,027)
                                             (1,392) Northern Trust Corp.                                        (56,794)
                                             (1,750) Ohio Casualty Corp. +                                       (36,628)
                                             (1,100) Proassurance Corp   Com +                                   (38,522)
                                               (500) Radian Group, Inc.                                          (23,115)
                                               (900) Reinsurance Group of America, Inc.                          (37,080)
                                             (1,000) Sovereign Bancorp, Inc.                                     (21,820)
                                               (597) Zions Bancorp                                               (36,441)
                                                                                                            ------------
                                                                                                                (639,429)
                                                                                                            ------------

HEALTHCARE: (4.7)%
                                               (814) Allergan, Inc.                                              (59,056)
                                               (263) Amgen, Inc. +                                               (14,907)
                                               (631) Biogen Idec, Inc.+                                          (38,598)
                                                (42) Chiron Corp.  +                                              (1,856)
                                               (389) Genzyme Corp. +                                             (21,165)
                                               (152) Guidant Corp.                                               (10,038)
                                               (600) Invitrogen Corp. +                                          (32,994)
                                             (1,090) Medimmune, Inc. +                                           (25,833)
                                                (31) Medtronic, Inc.                                              (1,609)
                                             (2,013) Schering-Plough Corp.                                       (38,368)
                                               (983) Tenet Healthcare Corp.+                                     (10,607)
                                                                                                            ------------
                                                                                                                (255,031)
                                                                                                            ------------

SERVICES: (0.7)%
                                             (2,949) A T & T Corp.                                               (42,230)
                                               (271) Bed Bath & Beyond, Inc.+                                    (10,057)
                                             (1,071) Best Buy Company                                            (58,091)
                                               (984) Caremark Rx, Inc.+                                          (31,557)
                                               (490) Cintas Corp.                                                (20,600)
                                                (58) Costco Wholesale Corp.                                       (2,410)
                                               (458) CVS Corp.                                                   (19,296)
                                               (286) Dow Jones & Co.+                                            (11,614)
                                               (398) Ebay, Inc.+                                                 (36,592)
                                             (1,273) Equity Residential Properties Trust                         (39,463)
                                               (221) Express Scripts, Inc.+                                      (14,440)
                                               (590) Interpublic Group of Companies, Inc.                         (6,248)
                                               (536) Knight Ridder, Inc.                                         (35,081)
                                               (855) Kohl's Corp. +                                              (41,202)
                                             (1,989) Monster Worldwide, Inc.  +                                  (49,009)
                                                (52) New York Times Co. (Class A)                                 (2,033)
                                               (310) Robert Half International, Inc.                              (7,989)
                                               (632) Safeway, Inc.+                                              (12,204)
                                             (1,529) Staples, Inc.                                               (45,595)
                                             (1,057) Starbucks Corp. +                                           (48,051)
                                                (57) Tiffany & Company                                            (1,752)
                                               (225) Tribune Co.                                                  (9,259)
                                             (1,951) Viacom, Inc. (Class B)                                      (65,476)
                                               (960) Walgreen Co.                                                (34,397)
                                             (1,200) Walt Disney Co. +                                           (27,060)
                                                                                                            ------------
                                                                                                                (671,706)
                                                                                                            ------------

WORLDWIDE ABSOLUTE RETURN FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

                                           NO. OF
                                           SHARES/
                                          PRINCIPAL
SECTOR                                      AMOUNT        SECURITIES (a)                                         VALUE
-----------------------------------------------------------------------------------------------------------------------
TECHNOLOGY: (1.0)%
                                             (2,780) ADC Telecommunications, Inc.                                 (5,032)
                                               (345) American Power Conversion Corp.                              (6,000)
                                               (951) Applied Micro Circuits Corp. +                               (2,977)
                                             (8,000) Bell Microproducts,  Inc.   +                               (62,080)
                                               (542) Broadcom Corp.+                                             (14,791)
                                             (2,470) Ciena Corp.+                                                 (4,891)
                                             (1,269) Computer Associates International, Inc.                     (33,375)
                                             (1,331) Comverse Technology, Inc.+                                  (25,063)
                                               (478) Corning, Inc.+                                               (5,296)
                                             (1,243) First Data Corp.                                            (54,071)
                                             (1,277) JDS Uniphase Corp. +                                         (4,303)
                                               (527) KLA Tencor Corp.+                                           (21,860)
                                                (84) Maxim Integrated Products, Inc.                              (3,552)
                                             (1,633) Mercury Interactive Corp. +                                 (56,959)
                                                (74) Molex, Inc.                                                  (2,207)
                                                (85) Network Appliance, Inc. +                                    (1,955)
                                             (1,641) Novell, Inc. +                                              (10,355)
                                               (394) Novellus Systems, Inc. +                                    (10,476)
                                             (2,750) Pall Corp.                                                  (67,320)
                                             (1,528) PMC-Sierra Inc +                                            (13,462)
                                             (1,542) Power-One, Inc. +                                            (9,992)
                                               (551) Siebel Systems, Inc. +                                       (4,155)
                                             (2,480) Sun Microsystems, Inc.+                                     (10,019)
                                               (229) Teradyne, Inc. +                                             (3,069)
                                               (347) Xilinx, Inc.                                                 (9,369)
                                                                                                            ------------
                                                                                                                (442,629)
                                                                                                            ------------

TRANSPORTATION: (0.4)%
                                               (770) Fedex Corp.                                                 (65,981)
                                                                                                            ------------

UTILITIES: (4.6)%
                                             (1,129) Ameren Corp.                                                (52,103)
                                               (256) Dominion Resources, Inc.                                    (16,704)
                                               (532) Duke Energy Corp.                                           (12,177)
                                               (375) El Paso Corp.                                                (3,446)
                                             (1,012) FPL Group, Inc.                                             (69,140)
                                               (950) Kinder Morgan, Inc.                                         (59,679)
                                               (475) Peoples Energy Corp.                                        (19,798)
                                               (678) Teco Energy, Inc.                                            (9,173)
                                               (913) Williams Companies, Inc.                                    (11,046)
                                                                                                            ------------
                                                                                                                (253,266)
                                                                                                            ------------


TOTAL SECURITIES SOLD SHORT:(46.0)%
(Proceeds: $ 3,481,337)                                                                                     $ (3,590,020)
                                                                                                            ============

----------
(a) Unless otherwise indicated, securities owned are shares of common stock.

(b) Securities segregated for Securities Sold Short with a market value of $4,866,402.

(c) - For federal income tax purposes, the identified cost of investments owned, at September 30, 2004 was substantively the same as book cost. At September 30, 2004, net unrealized appreciation for federal income tax purposes aggregated $54,643, of which $467,725 related to appreciated securities and $413,082 related to depreciated securities.

+ - Non-income producing

For additional information regarding the accounting policies of the Fund, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

ITEM 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Worldwide Absolute Return Fund


By Bruce J. Smith, Chief Financial Officer,   Worldwide Absolute Return Fund

     /s/ Bruce J. Smith, Chief Financial Officer
     --------------------------------------------------

Date November 23, 2004
     -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Keith J. Carlson, Chief Executive Officer, Worldwide Absolute Return Fund
   -----------------------------------------------------------------------------

Date November 23, 2004
     -----------------


By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Absolute Return Fund
   ---------------------------------------------------------------------------

Date November 23,2004
     ----------------